Accumulated Other Comprehensive Income	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income

NOTE 10

ACCUMULATED OTHER COMPREHENSIVE INCOME

The following is a net-of-tax summary of the changes in AOCI by component for the three months ended March 31, 2016 and 2015.

(in millions)	Foreign Currency Translation	Pension and Other Employee Benefits	Available-for- sale Securities	Hedging Activities	Total
Gains (losses)
Balance as of December 31, 2015	$(359)	$(186)	$17	$33	$(495)
Other comprehensive income (loss) before reclassifications	169	4	(27)	(8)	138
Amounts reclassified from AOCI(a)	—	3	—	(4)	(1)

Net other comprehensive income (loss)	169	7	(27)	(12)	137

Balance as of March 31, 2016	$(190)	$(179)	$(10)	$21	$(358)

(in millions)	Foreign Currency Translation	Pension and Other Employee Benefits	Available-for- sale Securities	Hedging Activities	Total
Gains (losses)
Balance as of December 31, 2014	$(387)	$(52)	$7	$(1)	$(433)
Other comprehensive (loss) income before reclassifications	(353)	7	(2)	(35)	(383)
Amounts reclassified from AOCI(a)	—	1	7	—	8

Net other comprehensive (loss) income	(353)	8	5	(35)	(375)

Balance as of March 31, 2015	$(740)	$(44)	$12	$(36)	$(808)

(a)	See table below for details about these reclassifications.

The following is a summary of the amounts reclassified from AOCI to net income during the three months ended March 31, 2016 and 2015.

	Amounts reclassified from AOCI (a)
	Three months ended March 31,
(in millions)	2016	2015	Income Statement Location
Amortization of pension and other employee benefits
Actuarial losses and other	$(4)	$(1)	(b)

	(4)	(1)	Total before tax
	1	—	Tax benefit

	$(3)	$(1)	Net of tax

Gains on hedging activities
Foreign exchange contracts	$6	$—	Cost of sales

	6	—	Total before tax
	(2)	—	Tax expense

	$4	$—	Net of tax

Losses on available-for-sale securities
Other-than-temporary impairment of available-for-sale equity security	$—	$(9)	Other (income) expense, net

	—	(9)	Total before tax
	—	2	Tax benefit
	—	(7)	Net of tax

Total reclassification for the period	$1	$(8)	Total net of tax

(a)	Amounts in parentheses indicate reductions to net income.

(b)	These AOCI components are included in the computation of net periodic benefit cost disclosed in Note 9.

NOTE 13

ACCUMULATED OTHER COMPREHENSIVE INCOME

The following is a net-of-tax summary of the changes in AOCI by component for the years ended 2015 and 2014.

(in millions)	Foreign Currency Translation	Pension and Other Employee Benefits	Available- for- sale Securities	Hedging Activities	Total
Gains (losses)
Balance as of December 31, 2014	$(387)	$(52)	$7	$(1)	$(433)
Other comprehensive (loss) income before reclassifications	(362)	(2)	(9)	36	(337)
Amounts reclassified from AOCI(a)	—	13	10	(30)	(7)

Net other comprehensive (loss) income	(362)	11	1	6	(344)

Separation-related adjustments	390	(145)	9	28	282

Balance as of December 31, 2015	$(359)	$(186)	$17	$33	$(495)

(in millions)	Foreign Currency Translation	Pension and Other Employee Benefits	Available-for- sale Securities	Hedging Activities	Total
Gains (losses)
Balance as of December 31, 2013	$—	$(51)	$(13)	$—	$(64)
Other comprehensive (loss) income before reclassifications	(387)	(4)	(20)	(1)	(412)
Amounts reclassified from AOCI(a)	—	3	40	—	43

Net other comprehensive (loss) income	(387)	(1)	20	(1)	(369)

Balance as of December 31, 2014	$(387)	$(52)	$7	$(1)	$(433)

(a)	See table below for details about these reclassifications.

The net separation-related adjustments during 2015 primarily related to the assumption of deferred hedging gains and deferred pension losses during the second quarter of 2015, as well as differences between AOCI transferred to Baxalta as a result of the separation and AOCI reported in the company’s combined balance sheet as of June 30, 2015.

The following is a summary of the amounts reclassified from AOCI to net income during the years ended December 31, 2015 and 2014.

	Amounts reclassified from AOCI (a)
(in millions)	2015	2014	Location of impact in income statement
Amortization of pension and other employee benefits
Actuarial losses and other	$(18)	$(4)	(b)

	(18)	(4)	Total before tax
	5	1	Tax benefit

	$(13)	$(3)	Net of tax

Gains (losses) on hedging activities
Foreign exchange contracts	$46	$—	Cost of sales
Interest rate contracts	1		Net interest expense

	47	—	Total before tax
	(17)	—	Tax expense

	$30	$—	Net of tax

Gains (losses) on available-for-sale securities
Other-than-temporary impairment of available-for-sale equity security	$(14)	$(45)	Other (income) expense, net
Gain on available-for-sale equity security	3	—	Other (income) expense, net

	(11)	(45)	Total before tax
	1	5	Tax benefit

	(10)	(40)	Net of tax

Total reclassification for the period	$7	$(43)	Total net of tax

(a)	Amounts in parentheses indicate reductions to net income.

(b)	These AOCI components are included in the computation of net periodic benefit cost disclosed in Note 12.